CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Total shareholders' deficit attributable to ordinary shareholders Westwood Capital Group LLC	Total shareholders' deficit attributable to ordinary shareholders ECARX	Total shareholders' deficit attributable to ordinary shareholders	Ordinary shares Westwood Capital Group LLC	Ordinary shares ECARX	Ordinary shares		Treasury stock	Additional paid-in capital Westwood Capital Group LLC	Additional paid-in capital ECARX	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Noncontrolling interests	Westwood Capital Group LLC	ECARX	Total
Beginning balance at Dec. 31, 2024			$ (852,862)			$ 7	[1]				$ 1,785,664	$ 55,165	$ (2,693,698)	$ (7,364)			$ (860,226)
Beginning balance (in shares) at Dec. 31, 2024						676,826,794
Net loss			(313,038)										(313,038)	(2)			(313,040)
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes			16,427									16,427					16,427
Foreign currency translation adjustment, net of nil income taxes			(6,332)									(6,332)					(6,332)
Total comprehensive loss			(302,943)									10,095	(313,038)	(2)			(302,945)
Share-based compensation			2,215								2,215						2,215
Issuance of ordinary shares	$ 105								$ 105						$ 105
Issuance of ordinary shares (in shares)				51,000
Disposal of an equity investment under common control			58,671								58,671						58,671
Disposal of a subsidiary														(382)			(382)
Ending balance at Jun. 30, 2025			(1,094,814)			$ 7	[1]				1,846,655	65,260	(3,006,736)	(7,748)			(1,102,562)
Ending balance (in shares) at Jun. 30, 2025						676,877,794
Beginning balance at Dec. 31, 2025			(1,322,498)			$ 7	[1]	$ (138,397)			1,933,992	39,818	(3,157,918)	(7,748)			$ (1,330,246)
Beginning balance (in shares) at Dec. 31, 2025						640,672,331											707,196,733
Net loss			(150,942)										(150,942)				$ (150,942)
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes			13,664									13,664					13,664
Foreign currency translation adjustment, net of nil income taxes			(45,552)									(45,552)					(45,552)
Total comprehensive loss			(182,830)									(31,888)	(150,942)				(182,830)
Share-based compensation			1,635								1,635						1,635
Issuance of ordinary shares		$ 6,000								$ 6,000						$ 6,000
Issuance of ordinary shares (in shares)					4,379,562
Conversion of convertible notes to ordinary shares			2,236					7,476			(5,240)						2,236
Conversion of convertible notes to ordinary shares (in shares)						1,842,017
Disposal of an equity investment under common control			169,528								182,230	(12,702)		4,910			174,438
Ending balance at Jun. 30, 2026			$ (1,325,929)			$ 7	[1]	$ (130,921)			$ 2,118,617	$ (4,772)	$ (3,308,860)	$ (2,838)			$ (1,328,767)
Ending balance (in shares) at Jun. 30, 2026						646,893,910											711,576,295

[1]	Amounts less than US$0.5.